FINANCIAL INSTRUMENTS (Details) $ in Thousands, in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,184,065	1,329,653	$ 4,581,875	1,439,610	$ 4,278,911
Financial liabilities, at fair value	7,001,457	1,475,667	5,206,334	1,544,813
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,329,653		1,439,610
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	134,242		71,310		$ 5,393
Financial liabilities, at fair value	134,242		71,310
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	10,639		19,226
Financial assets, at fair value	10,639		19,226
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	17,526		7,805
Financial assets, at fair value	17,526		7,805
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,005		1,542
Financial assets, at fair value	2,005		1,542
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	33		289
Financial liabilities, at fair value	33		289
Financial liabilities at fair value through profit or loss [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	633,958		270,035
Financial assets, at fair value	633,958		270,035
Financial liabilities at fair value through profit or loss [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	121		75
Financial assets, at fair value	121		75
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,733,957		5,182,353
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,502,090		2,062,044
Financial liabilities, at fair value	3,554,538		1,948,482
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	824,581		925,780
Financial liabilities, at fair value	874,584		962,866
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	675,287		661,848
Financial liabilities, at fair value	675,287		661,848
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	8,880		10,229
Financial liabilities, at fair value	8,880		10,229
Financial liabilities at amortized cost [member] | Bank borrowing denominated [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	122,441		14,655
Financial liabilities, at fair value	141,476		14,655
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	271,025		68,187
Financial liabilities, at fair value	271,025		63,441
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,597,356		1,669,587
Financial assets, at fair value	1,597,356		1,669,587
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	634,079		270,110
Financial assets, at fair value	634,079		270,110
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	633,958		270,035
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	121		75
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	611,073		478,775
Financial assets, at fair value	611,073		478,775
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	314,981		327,132
Financial assets, at fair value	314,981		327,132
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	926,054		805,907
Financial assets, at fair value	926,054		805,907
Accounts Receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	651,771		854,333
Financial assets, at fair value	651,771		854,333
Accounts Receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	562,419		751,158
Financial assets, at fair value	562,419		751,158
Accounts Receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,112		1,968
Financial assets, at fair value	1,112		1,968
Accounts Receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	88,240		101,207
Financial assets, at fair value	$ 88,240		$ 101,207